Employee Benefits	12 Months Ended
Jun. 30, 2024
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

20. EMPLOYEE BENEFITS

	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Salaries, wages, bonuses and allowances	3,876,773	3,529,651	1,746,906
Defined contribution plans	525,077	269,123	188,341
Social security contributions	40,972	14,153	23,840
Other employee benefits	111,748	359,839	244,999
	4,554,570	4,172,766	2,204,086